Provisions for employees' benefits - Maturity of benefit obligation (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
2024
Disclosure of defined benefit plans
payment of post-employment obligations	$ 1,976,751
2024 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,293,410
2024 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	683,341
2025
Disclosure of defined benefit plans
payment of post-employment obligations	2,036,511
2025 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,327,478
2025 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	709,033
2026
Disclosure of defined benefit plans
payment of post-employment obligations	2,084,362
2026 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,342,616
2026 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	741,746
2027
Disclosure of defined benefit plans
payment of post-employment obligations	2,112,590
2027 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,336,802
2027 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	775,788
2029
Disclosure of defined benefit plans
payment of post-employment obligations	2,168,648
2029 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,351,056
2029 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	817,592
2029
Disclosure of defined benefit plans
payment of post-employment obligations	11,504,859
2029 | Pension and bonds
Disclosure of defined benefit plans
payment of post-employment obligations	6,893,350
2029 | Other benefits
Disclosure of defined benefit plans
payment of post-employment obligations	$ 4,611,509